SHARE-BASED PAYMENT (Schedule of Liability Balance) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHARE-BASED PAYMENT [Abstract]
Phantom share-based payment award		$ 3,684